Note 16 - Leases: Schedule of Disclosure In Tabular Form Of Operating Lease Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Amortization of leased asset	$ 325,619	$ 261,754	$ 154,455
Interest on lease liabilities	49,634	44,826	26,198
Total lease expenses	$ 375,253	$ 306,580	$ 180,653